UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

[photo from ground level looking up at the Washington D.C. Capital building's rotunda ceiling - back of the George Washington statue in the foreground]

Semi-annual report for the six months ended February 29, 2008

U.S. Government Securities FundSM seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	3.55%	2.88%	4.69%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.79%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 18 to 21 for details.

Results for other share classes can be found on page 24.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of the Washington D.C. Capital building's rotunda ceiling]

U.S. government bonds posted strong returns over the past six months, fueled by declining interest rates and a sustained migration to high-quality investments. As a result, U.S. Government Securities Fund produced a total return of 5.6% for the first half of its current fiscal year.

More than half the fund’s total return came from capital appreciation, as the fund’s share price rose to $13.80 per share from $13.35. Over longer time periods, however, dividends are a more consistent and reliable contributor to total return. For the six months ended February 29, 2008, the fund paid monthly dividends totaling nearly 29 cents a share. This represents an income return of 2.16%, equivalent to 4.32% annualized.

For the same period, the Lipper General U.S. Government Funds Average, a peer group measure, returned 6.4%. In comparison, the Citigroup Treasury/Government Sponsored/Mortgage Index produced a 7.0% gain. The index is unmanaged and its return does not include expenses.

Bond market overview

The current fiscal year began September 1, 2007, with the bond market assessing the probable effects of subprime mortgage defaults and investors rapidly reassessing their tolerance for risk. As concerns deepened over the housing slump and the strength of the economy, investors flocked to the relative safety of Treasuries, prompting higher risk premiums for most other debt securities.

[Begin Sidebar]
Results at a glance

For periods ended February 29, 2008, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
				(since
	1 year	5 years	10 years	10/17/85)

U.S. Government Securities Fund
(Class A shares)	7.31%	3.57%	5.08%	6.74%

Citigroup Treasury/Government
Sponsored/Mortgage Index*	9.20	4.63	6.09	7.85

Lipper General U.S. Government
Funds Average	7.38	3.31	5.13	6.73

*The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

To help alleviate investor concerns, support troubled financial institutions and bolster the flagging economy, the Federal Reserve slashed its key lending rate to 2.25% (as of March 18) from 5.25% at the start of the fiscal period. This reduction in the federal funds rate led to a much steeper Treasury yield curve (see chart below), which plots the current yields on Treasury securities with maturities ranging from three months out to 30 years.

In some cases, the drop in rates helped to offset rising risk premiums. This was the case with federal agency mortgage-backed bonds and agency debentures, both of which fared well. However, nongovernment mortgage-backed securities proved less resilient, and even the highest rated of these securities experienced weaker prices as investors reduced their exposure to privately originated mortgages.

How the fund responded

The fund’s portfolio counselors regularly adjust the mix of holdings in anticipation of or in response to changing market conditions. As Treasury obligations continued to rally, they increased the portfolio’s exposure, bringing Treasuries to 36.1% of net assets by the close of the period from 26.9% at the start. Conversely, they lowered the portfolio’s overall exposure to mortgage-backed obligations, mainly by reducing the nongovernment portion of these holdings.

At the close of the period, the fund still held about 8.7% in nongovernment mortgage-related securities, all of which are rated AAA. In general, these holdings and the fund’s asset-backed obligations (4.0% of assets) contributed to our lower relative results for the recent period. Over longer time frames, however, the fund’s counselors believe that many of these same securities have the potential to enhance returns for our shareholders, as markets normalize and investors begin again to seek a bit more yield.

[Begin Sidebar]
[begin line chart]
Treasury yield curves
	2/29/2008	8/31/2007

3 month	1.838%	4.106%
6 month	1.815	4.201
2 year	1.616	4.132
3 year	N/A	4.164
5 year	2.469	4.244
10 year	3.509	4.529
30 year	4.402	4.822
[end line chart]
Source: Bloomberg
[End Sidebar]

Overall, the fund ended the period with 87.3% of assets in government-guaranteed or sponsored debt obligations, up from 82.7% at the close of the prior fiscal year. A more detailed description of fund holdings can be found in the summary portfolio beginning on page 4.

Looking ahead

Over the near term, concerns about housing, the economy and problem loans are likely to weigh on the bond market. Continued slowing of the economy and a potential recession would likely keep a lid on interest rates for the balance of this fiscal year.

In difficult markets and challenging times, we are reminded of the perennial appeal of U.S. government securities, which offer a measure of safety and security not found in any other investment. Accordingly, fund assets have grown nearly 36% during the recent period, while shareholder accounts have increased by about 11%. We take this opportunity to welcome new shareholders, and we hope that you make U.S. Government Securities Fund a permanent part of your long-term investment portfolio.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet
John H. Smet
President

April 14, 2008

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 3.32% (3.29% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.03% (4.00% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio, February 29, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type

Mortgage-backed obligations	47.3%
U.S. Treasury bonds & notes	36.1
Federal agency bonds & notes	9.3
Asset-backed obligations	4.0
Short-term securities & other assets less liabilities	3.3
[end pie chart]

Quality breakdown*
as of February 28, 2008	Percent of net assets

U.S. government obligations†	39.5%
Federal agencies	44.5
Aaa/AAA	12.5
A/A	0.2
Short-term securities & other assets less liabilities	3.3

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
† These securities are guaranteed by the full faith and credit of the United States government.

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 96.74%

Mortgage-backed obligations - 47.37%
Federal agency mortgage-backed obligations (1) - 38.64%
Fannie Mae:
4.50% 2020	21,748	$21,867
4.50% 2020	19,885	19,989
6.00% 2024	36,606	37,679
6.00% 2027	20,440	20,988
6.50% 2027	18,552	19,252
4.50% 2035	31,874	30,509
6.50% 2035	48,936	51,109
6.50% 2036	33,059	34,527
6.356% 2037 (2)	14,171	14,672
6.50% 2037	15,489	15,998
7.00% 2037	14,287	14,894
Series 2003-T1, Class B, 4.491% 2012 (3)	27,750	28,316
Series 2005-68, Class PG, 5.50% 2035	18,750	19,258
Series 2007-24, Class P, 6.00% 2037	34,166	35,660
0%-12.039% 2009-2047 (2) (3)	421,427	430,179	22.83%
Freddie Mac:
6.00% 2027	26,210	26,990
6.00% 2036	27,470	28,084
6.00% 2037	39,038	39,910
6.00% 2037	16,213	16,576
6.00% 2037	15,845	16,199
6.00% 2037	14,829	15,160
5.00% 2038	40,015	39,399
5.50% 2038	19,250	19,373
5.50% 2038	17,425	17,537
0%-11.968% 2008-2038 (2) (3)	275,311	275,603	14.21
Government National Mortgage Assn.
5.00%-10.00% 2009-2036	54,585	55,640	1.60
		1,345,368	38.64

Collateralized mortgage-backed obligations (privately originated) - 4.86%
Other securities		169,106	4.86

Commercial mortgage-backed securities (1) - 3.80%
Fannie Mae
4.68%-6.32% 2008-2033 (2) (3)	11,235	9,420.27
Other securities		123,095	3.53
		132,515	3.80

Other mortgage-backed securities - 0.07%
Other securities		2,291.07

Total mortgage-backed obligations		1,649,280	47.37

U.S. Treasury bonds & notes - 36.06%
U.S. Treasury:
4.00% 2010	49,500	51,836
4.625% 2011 (4)	59,750	65,179
3.00% 2012 (3) (5)	30,081	34,009
4.25% 2012	119,345	128,743
4.625% 2012 (4)	42,375	46,245
4.25% 2013	143,557	155,401
2.00% 2014 (3) (5)	18,273	19,858
4.00% 2014	19,250	20,566
4.25% 2014	15,000	16,202
1.875% 2015 (3) (5)	24,648	26,596
11.25% 2015	41,765	62,967
5.125% 2016	157,000	176,992
2.375% 2017 (3) (5)	27,236	30,458
4.625% 2017	39,200	42,667
8.875% 2017	39,000	55,447
8.125% 2019	25,000	34,805
8.50% 2020	25,750	36,967
7.875% 2021	16,500	22,847
6.25% 2023	20,745	25,510
7.125% 2023	20,000	26,481
4.50% 2036	39,625	40,139
0%-8.00% 2008-2037 (3) (5)	142,208	135,791	36.06
		1,255,706	36.06

Federal agency bonds & notes - 9.28%
Freddie Mac:
5.25% 2011	111,285	119,759
4.50%-6.625% 2009-2017	39,570	42,667	4.67
Fannie Mae 3.625%-6.125% 2009-2016 (2)	42,730	45,621	1.31
Federal Agricultural Mortgage Corp.:
5.50% 2011 (6)	16,310	17,509
4.875%-5.125% 2011-2017 (6)	20,475	21,702	1.13
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,986.57
Federal Home Loan Bank 2.35% 2008 (2)	10,405	10,405.30
Other securities		45,376	1.30
		323,025	9.28

Asset-backed obligations - 4.03%
Other securities		140,468	4.03

Total bonds & notes (cost: $3,305,387,000)		3,368,479	96.74

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 5.56%

Federal Home Loan Bank 2.00%-2.95% due 3/3-3/26/2008	119,750	119,592	3.44
Freddie Mac 2.95% due 3/24/2008	50,000	49,897	1.43
Federal Farm Credit Banks 2.73% due 3/17/2008	24,100	24,069.69

Total short-term securities (cost: $193,573,000)		193,558	5.56

Total investment securities (cost: $3,498,960,000)		3,562,037	102.30
Other assets less liabilities		(79,988)	(2.30)

Net assets		$3,482,049	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically.
Therefore, the effective maturity date may be
earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Valued under fair value procedures adopted by authority of the board of trustees.
The total value of all such securities, including those in "Other securities," was $267,999,000.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $94,687,000, which represented 2.72% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $3,498,960)		$3,562,037
Cash		1,175
Receivables for:
Sales of investments	$2,928
Sales of fund's shares	17,388
Interest	18,827	39,143
		3,602,355
Liabilities:
Payables for:
Purchases of investments	106,111
Repurchases of fund's shares	9,436
Dividends on fund's shares	1,628
Investment advisory services	726
Services provided by affiliates	2,150
Trustees' deferred compensation	169
Other	86	120,306
Net assets at February 29, 2008		$3,482,049

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,449,367
Distributions in excess of net investment income		(397)
Accumulated net realized loss		(29,998)
Net unrealized appreciation		63,077
Net assets at February 29, 2008		$3,482,049

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (252,255 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$2,335,125	169,167	$13.80
Class B	189,951	13,761	13.80
Class C	195,805	14,185	13.80
Class F	132,025	9,564	13.80
Class 529-A	58,467	4,236	13.80
Class 529-B	15,212	1,102	13.80
Class 529-C	33,814	2,450	13.80
Class 529-E	4,231	306	13.80
Class 529-F	4,193	304	13.80
Class R-1	6,156	446	13.80
Class R-2	120,042	8,696	13.80
Class R-3	110,652	8,016	13.80
Class R-4	88,912	6,441	13.80
Class R-5	187,464	13,581	13.80
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $14.34 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 29, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$70,368

Fees and expenses*:
Investment advisory services	4,417
Distribution services	5,303
Transfer agent services	1,556
Administrative services	876
Reports to shareholders	92
Registration statement and prospectus	139
Postage, stationery and supplies	171
Trustees' compensation	30
Auditing and legal	50
Custodian	7
Other	58
Total fees and expenses before reimbursements/waivers	12,699
Less reimbursements/waivers of fees and expenses:
Investment advisory services	442
Administrative services	87
Total fees and expenses after reimbursements/waivers		12,170
Net investment income		58,198

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments		19,189
Net unrealized appreciation on investments		70,205
Net realized gain and unrealized appreciation
on investments		89,394
Net increase in net assets resulting
from operations		$147,592

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 29, 2008*	Year ended August 31, 2007

Operations:
Net investment income	$58,198	$101,341
Net realized gain (loss) on investments	19,189	(5,616)
Net unrealized appreciation on investments	70,205	11,729
Net increase in net assets
resulting from operations	147,592	107,454

Dividends paid or accrued to shareholders from net investment income	(58,429)	(101,883)

Net capital share transactions	822,822	208,991

Total increase in net assets	911,985	214,562

Net assets:
Beginning of period	2,570,064	2,355,502
End of period (including distributions in excess of net
investment income: $(397) and $(166), respectively)	$3,482,049	$2,570,064

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                  unaudited

1. Organization and significant accounting policies

Organization –  The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund").  The fund seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government.  The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares.  Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$577
Capital loss carryforwards*:
Expiring 2008	$(5,664)
Expiring 2009	(8,375)
Expiring 2014	(472)
Expiring 2015	(28,573)	(43,084)
Post-October capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007)†		(5,924)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 29, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$91,883
Gross unrealized depreciation on investment securities	(28,868)
Net unrealized appreciation on investment securities	63,015
Cost of investment securities	3,499,022

Ordinary income distributions paid or accrued to shareholders from net investment income to shareholders were as follows (dollars in thousands):

Share class	Six months ended February 29, 2008	Year ended August 31, 2007
Class A	$40,652	$73,884
Class B	2,885	5,895
Class C	2,470	4,098
Class F	2,367	3,660
Class 529-A	1,022	1,788
Class 529-B	232	472
Class 529-C	499	908
Class 529-E	73	145
Class 529-F	80	126
Class R-1	93	148
Class R-2	1,862	3,593
Class R-3	1,910	4,163
Class R-4	1,655	1,856
Class R-5	2,629	1,147
Total	$58,429	$101,883

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 29, 2008, total investment advisory services fees waived by CRMC were $442,000. As a result, the fee shown on the accompanying financial statements of $4,417,000, which was equivalent to an annualized rate of 0.309%, was reduced to $3,975,000, or 0.278% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 29, 2008, the total administrative services fees paid by CRMC were $87,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended February 29, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$2,563	$1,444	Not applicable	Not applicable	Not applicable
Class B	825	112	Not applicable	Not applicable	Not applicable
Class C	721	Included in administrative services	$108	$22	Not applicable
Class F	140		59	14	Not applicable
Class 529-A	56		30	7	$24
Class 529-B	69		9	3	7
Class 529-C	148		18	5	15
Class 529-E	9		2	1	2
Class 529-F	-		2	1	2
Class R-1	28		3	4	Not applicable
Class R-2	401		78	230	Not applicable
Class R-3	246		70	59	Not applicable
Class R-4	97		51	3	Not applicable
Class R-5	Not applicable		46	1	Not applicable
Total	$5,303	$1,556	$476	$350	$50

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000, shown on the accompanying financial statements, includes $31,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 29, 2008
Class A	$775,971	56,528	$36,579	2,686	$(295,502)	(21,720)	$517,048	37,494
Class B	44,185	3,209	2,618	192	(19,661)	(1,445)	27,142	1,956
Class C	90,306	6,572	2,221	163	(26,069)	(1,917)	66,458	4,818
Class F	56,167	4,105	1,738	128	(28,526)	(2,097)	29,379	2,136
Class 529-A	15,457	1,129	1,017	75	(4,097)	(301)	12,377	903
Class 529-B	1,993	145	232	17	(781)	(57)	1,444	105
Class 529-C	7,784	569	497	36	(2,795)	(205)	5,486	400
Class 529-E	818	60	73	5	(309)	(23)	582	42
Class 529-F	903	66	80	6	(158)	(12)	825	60
Class R-1	3,000	220	89	7	(1,894)	(138)	1,195	89
Class R-2	34,144	2,492	1,844	136	(22,042)	(1,621)	13,946	1,007
Class R-3	44,154	3,236	1,897	139	(26,297)	(1,930)	19,754	1,445
Class R-4	25,357	1,844	1,653	121	(15,092)	(1,107)	11,918	858
Class R-5	120,091	8,804	2,600	191	(7,423)	(543)	115,268	8,452
Total net increase
(decrease)	$1,220,330	88,979	$53,138	3,902	$(450,646)	(33,116)	$822,822	59,765

Year ended August 31, 2007
Class A	$449,880	33,761	$65,732	4,930	$(446,653)	(33,525)	$68,959	5,166
Class B	22,141	1,661	5,311	398	(39,127)	(2,936)	(11,675)	(877)
Class C	49,217	3,690	3,649	274	(37,215)	(2,793)	15,651	1,171
Class F	46,916	3,524	2,404	180	(26,057)	(1,959)	23,263	1,745
Class 529-A	10,677	800	1,779	134	(6,703)	(503)	5,753	431
Class 529-B	1,420	107	470	35	(1,692)	(127)	198	15
Class 529-C	8,131	609	904	68	(5,258)	(395)	3,777	282
Class 529-E	871	65	144	11	(923)	(69)	92	7
Class 529-F	1,135	85	125	9	(266)	(20)	994	74
Class R-1	2,414	181	146	11	(1,785)	(134)	775	58
Class R-2	38,659	2,899	3,559	267	(33,202)	(2,492)	9,016	674
Class R-3	49,007	3,675	4,121	309	(72,684)	(5,443)	(19,556)	(1,459)
Class R-4	64,729	4,847	1,836	138	(12,595)	(947)	53,970	4,038
Class R-5	60,531	4,562	1,040	78	(3,797)	(285)	57,774	4,355
Total net increase
(decrease)	$805,728	60,466	$91,220	6,842	$(687,957)	(51,628)	$208,991	15,680

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,144,813,000 and $1,275,726,000, respectively, during the six months ended February 29, 2008.

Financial highlights (1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/29/2008	(5)	$13.35	$.29	$.45		$.74	$(.29)	$13.80	5.56%	$2,335	.76%	(6)	.73%	(6)	4.19%	(6)
Year ended 8/31/2007		13.32	.59	.03		.62	(.59)	13.35	4.72	1,758	.79		.76		4.38
Year ended 8/31/2006		13.72	.52	(.39)		.13	(.53)	13.32	1.04	1,685	.77		.74		3.89
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.23	1,801	.76		.74		3.17
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.49	1,900	.71		.71		3.14
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.29	2,374	.76		.76		3.01
Class B:
Six months ended 2/29/2008	(5)	13.35	.24	.45		.69	(.24)	13.80	5.18	190	1.49	(6)	1.46	(6)	3.48	(6)
Year ended 8/31/2007		13.32	.49	.03		.52	(.49)	13.35	3.99	158	1.51		1.47		3.66
Year ended 8/31/2006		13.72	.43	(.39)		.04	(.44)	13.32	.32	169	1.49		1.46		3.17
Year ended 8/31/2005		13.74	.34	-	(7)	.34	(.36)	13.72	2.51	196	1.48		1.46		2.45
Year ended 8/31/2004		13.59	.33	.17		.50	(.35)	13.74	3.72	221	1.47		1.47		2.38
Year ended 8/31/2003		13.73	.32	(.10)		.22	(.36)	13.59	1.58	291	1.46		1.46		2.23
Class C:
Six months ended 2/29/2008	(5)	13.35	.23	.45		.68	(.23)	13.80	5.16	196	1.53	(6)	1.50	(6)	3.41	(6)
Year ended 8/31/2007		13.32	.49	.03		.52	(.49)	13.35	3.94	125	1.55		1.52		3.62
Year ended 8/31/2006		13.72	.42	(.39)		.03	(.43)	13.32	.27	109	1.55		1.52		3.11
Year ended 8/31/2005		13.74	.33	-	(7)	.33	(.35)	13.72	2.45	120	1.53		1.51		2.40
Year ended 8/31/2004		13.59	.32	.17		.49	(.34)	13.74	3.65	122	1.53		1.53		2.32
Year ended 8/31/2003		13.73	.31	(.10)		.21	(.35)	13.59	1.51	170	1.54		1.54		2.19
Class F:
Six months ended 2/29/2008	(5)	13.35	.29	.45		.74	(.29)	13.80	5.58	132	.72	(6)	.69	(6)	4.23	(6)
Year ended 8/31/2007		13.32	.60	.03		.63	(.60)	13.35	4.80	99	.72		.69		4.44
Year ended 8/31/2006		13.72	.53	(.39)		.14	(.54)	13.32	1.10	76	.71		.68		3.98
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.24	54	.75		.73		3.18
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.45	33	.75		.75		3.04
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.29	23	.75		.75		3.00
Class 529-A:
Six months ended 2/29/2008	(5)	13.35	.28	.45		.73	(.28)	13.80	5.53	59	.83	(6)	.79	(6)	4.14	(6)
Year ended 8/31/2007		13.32	.58	.03		.61	(.58)	13.35	4.66	44	.84		.81		4.33
Year ended 8/31/2006		13.72	.52	(.39)		.13	(.53)	13.32	1.00	39	.81		.78		3.86
Year ended 8/31/2005		13.74	.43	-	(7)	.43	(.45)	13.72	3.18	38	.81		.79		3.13
Year ended 8/31/2004		13.59	.42	.17		.59	(.44)	13.74	4.40	34	.80		.80		3.02
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.31	31	.68		.68		2.91
Class 529-B:
Six months ended 2/29/2008	(5)	13.35	.23	.45		.68	(.23)	13.80	5.11	15	1.62	(6)	1.59	(6)	3.35	(6)
Year ended 8/31/2007		13.32	.48	.03		.51	(.48)	13.35	3.85	13	1.64		1.60		3.53
Year ended 8/31/2006		13.72	.41	(.39)		.02	(.42)	13.32	.19	13	1.63		1.60		3.03
Year ended 8/31/2005		13.74	.32	-	(7)	.32	(.34)	13.72	2.34	14	1.65		1.63		2.29
Year ended 8/31/2004		13.59	.31	.17		.48	(.33)	13.74	3.54	13	1.64		1.64		2.20
Year ended 8/31/2003		13.73	.29	(.10)		.19	(.33)	13.59	1.38	14	1.63		1.63		1.92
Class 529-C:
Six months ended 2/29/2008	(5)	13.35	.23	.45		.68	(.23)	13.80	5.12	34	1.61	(6)	1.58	(6)	3.36	(6)
Year ended 8/31/2007		13.32	.48	.03		.51	(.48)	13.35	3.86	27	1.63		1.60		3.54
Year ended 8/31/2006		13.72	.41	(.39)		.02	(.42)	13.32	.20	24	1.62		1.59		3.06
Year ended 8/31/2005		13.74	.32	-	(7)	.32	(.34)	13.72	2.35	23	1.64		1.61		2.30
Year ended 8/31/2004		13.59	.31	.17		.48	(.33)	13.74	3.55	21	1.63		1.63		2.20
Year ended 8/31/2003		13.73	.29	(.10)		.19	(.33)	13.59	1.39	20	1.62		1.62		1.99
Class 529-E:
Six months ended 2/29/2008	(5)	13.35	.26	.45		.71	(.26)	13.80	5.38	4	1.11	(6)	1.08	(6)	3.86	(6)
Year ended 8/31/2007		13.32	.54	.03		.57	(.54)	13.35	4.38	4	1.12		1.09		4.05
Year ended 8/31/2006		13.72	.48	(.39)		.09	(.49)	13.32	.73	3	1.09		1.06		3.60
Year ended 8/31/2005		13.74	.39	-	(7)	.39	(.41)	13.72	2.88	3	1.11		1.09		2.83
Year ended 8/31/2004		13.59	.38	.17		.55	(.40)	13.74	4.08	2	1.11		1.11		2.71
Year ended 8/31/2003		13.73	.37	(.10)		.27	(.41)	13.59	1.92	2	1.10		1.10		2.48

Class 529-F:
Six months ended 2/29/2008	(5)	$13.35	$.30	$.45		$.75	$(.30)	$13.80	5.65%	$4	.59%	(6)	.56%	(6)	4.37%	(6)
Year ended 8/31/2007		13.32	.61	.03		.64	(.61)	13.35	4.90	3	.62		.59		4.56
Year ended 8/31/2006		13.72	.54	(.39)		.15	(.55)	13.32	1.20	2	.60		.57		4.09
Year ended 8/31/2005		13.74	.43	-	(7)	.43	(.45)	13.72	3.20	2	.78		.75		3.18
Year ended 8/31/2004		13.59	.41	.17		.58	(.43)	13.74	4.33	1	.86		.86		2.94
Period from 10/11/2002 to 8/31/2003		13.83	.30	(.15)		.15	(.39)	13.59	1.04	1	.84	(6)	.84	(6)	2.49	(6)
Class R-1:
Six months ended 2/29/2008	(5)	13.35	.23	.45		.68	(.23)	13.80	5.12	6	1.61	(6)	1.58	(6)	3.36	(6)
Year ended 8/31/2007		13.32	.48	.03		.51	(.48)	13.35	3.89	5	1.65		1.57		3.57
Year ended 8/31/2006		13.72	.42	(.39)		.03	(.43)	13.32	.30	4	1.63		1.49		3.17
Year ended 8/31/2005		13.74	.33	-	(7)	.33	(.35)	13.72	2.46	3	1.66		1.50		2.43
Year ended 8/31/2004		13.59	.32	.17		.49	(.34)	13.74	3.66	2	1.74		1.52		2.26
Year ended 8/31/2003		13.73	.31	(.10)		.21	(.35)	13.59	1.49	1	2.02		1.52		1.86
Class R-2:
Six months ended 2/29/2008	(5)	13.35	.24	.45		.69	(.24)	13.80	5.17	120	1.67	(6)	1.47	(6)	3.46	(6)
Year ended 8/31/2007		13.32	.49	.03		.52	(.49)	13.35	3.98	103	1.73		1.48		3.66
Year ended 8/31/2006		13.72	.43	(.39)		.04	(.44)	13.32	.32	94	1.93		1.47		3.18
Year ended 8/31/2005		13.74	.34	-	(7)	.34	(.36)	13.72	2.50	85	1.94		1.47		2.46
Year ended 8/31/2004		13.59	.33	.17		.50	(.35)	13.74	3.70	68	2.02		1.48		2.32
Year ended 8/31/2003		13.73	.31	(.10)		.21	(.35)	13.59	1.53	43	2.05		1.47		1.81
Class R-3:
Six months ended 2/29/2008	(5)	13.35	.26	.45		.71	(.26)	13.80	5.38	111	1.10	(6)	1.07	(6)	3.87	(6)
Year ended 8/31/2007		13.32	.54	.03		.57	(.54)	13.35	4.39	88	1.11		1.08		4.05
Year ended 8/31/2006		13.72	.48	(.39)		.09	(.49)	13.32	.69	107	1.20		1.09		3.56
Year ended 8/31/2005		13.74	.39	-	(7)	.39	(.41)	13.72	2.88	91	1.20		1.08		2.84
Year ended 8/31/2004		13.59	.38	.17		.55	(.40)	13.74	4.09	73	1.23		1.10		2.71
Year ended 8/31/2003		13.73	.37	(.10)		.27	(.41)	13.59	1.93	50	1.16		1.08		1.80
Class R-4:
Six months ended 2/29/2008	(5)	13.35	.29	.45		.74	(.29)	13.80	5.58	89	.73	(6)	.70	(6)	4.24	(6)
Year ended 8/31/2007		13.32	.59	.03		.62	(.59)	13.35	4.79	75	.72		.69		4.50
Year ended 8/31/2006		13.72	.53	(.39)		.14	(.54)	13.32	1.06	21	.75		.72		3.96
Year ended 8/31/2005		13.74	.44	-	(7)	.44	(.46)	13.72	3.25	13	.74		.72		3.21
Year ended 8/31/2004		13.59	.43	.17		.60	(.45)	13.74	4.45	8	.74		.74		3.05
Year ended 8/31/2003		13.73	.42	(.10)		.32	(.46)	13.59	2.30	5	.75		.73		2.58
Class R-5:
Six months ended 2/29/2008	(5)	13.35	.31	.45		.76	(.31)	13.80	5.74	187	.42	(6)	.39	(6)	4.51	(6)
Year ended 8/31/2007		13.32	.63	.03		.66	(.63)	13.35	5.07	68	.45		.41		4.79
Year ended 8/31/2006		13.72	.56	(.39)		.17	(.57)	13.32	1.36	10	.45		.42		4.24
Year ended 8/31/2005		13.74	.48	-	(7)	.48	(.50)	13.72	3.56	8	.43		.41		3.50
Year ended 8/31/2004		13.59	.47	.17		.64	(.49)	13.74	4.78	7	.42		.42		3.39
Year ended 8/31/2003		13.73	.46	(.10)		.36	(.50)	13.59	2.63	9	.43		.43		3.31

	Six months ended February 29, 2008(5)	Year ended August 31
		2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	47%	110%	146%	104%	72%	82%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007, through February 29, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2007	Ending account value 2/29/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,055.60	$3.73	.73%
Class A -- assumed 5% return	1,000.00	1,021.23	3.67	.73
Class B -- actual return	1,000.00	1,051.82	7.45	1.46
Class B -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class C -- actual return	1,000.00	1,051.56	7.65	1.50
Class C -- assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class F -- actual return	1,000.00	1,055.83	3.53	.69
Class F -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 529-A -- actual return	1,000.00	1,055.28	4.04	.79
Class 529-A -- assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 529-B -- actual return	1,000.00	1,051.09	8.11	1.59
Class 529-B -- assumed 5% return	1,000.00	1,016.96	7.97	1.59
Class 529-C -- actual return	1,000.00	1,051.20	8.06	1.58
Class 529-C -- assumed 5% return	1,000.00	1,017.01	7.92	1.58
Class 529-E -- actual return	1,000.00	1,053.78	5.51	1.08
Class 529-E -- assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class 529-F -- actual return	1,000.00	1,056.49	2.86	.56
Class 529-F -- assumed 5% return	1,000.00	1,022.08	2.82	.56
Class R-1 -- actual return	1,000.00	1,051.18	8.06	1.58
Class R-1 -- assumed 5% return	1,000.00	1,017.01	7.92	1.58
Class R-2 -- actual return	1,000.00	1,051.73	7.50	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class R-3 -- actual return	1,000.00	1,053.79	5.46	1.07
Class R-3 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-4 -- actual return	1,000.00	1,055.76	3.58	.70
Class R-4 -- assumed 5% return	1,000.00	1,021.38	3.52	.70
Class R-5 -- actual return	1,000.00	1,057.39	1.99	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.92	1.96	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008
(the most recent calendar quarter-end):			Life
	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	1.82%	2.58%	4.81%
Not reflecting CDSC	6.82	2.93	4.81

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.77	2.87	3.70
Not reflecting CDSC	6.77	2.87	3.70

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	7.64	3.69	4.51

Class 529-A shares† — first sold 2/20/02
Reflecting 3.75% maximum sales charge	3.51	2.84	3.67
Not reflecting maximum sales charge	7.52	3.63	4.32

Class 529-B shares† — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	1.67	2.42	3.44
Not reflecting CDSC	6.67	2.78	3.44

Class 529-C shares† — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.68	2.79	3.45
Not reflecting CDSC	6.68	2.79	3.45

Class 529-E shares*† — first sold 3/7/02	7.22	3.31	4.19

Class 529-F shares*† — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	7.76	3.71	3.77

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 to 21 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406
6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 29, 2008, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).
U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
>	U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit No. MFGESR-922-0408P

Litho in USA WG/IMS/8085-S10063

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

February 29, 2008
 unaudited

Bonds & notes — 96.74%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 47.37%
Federal agency mortgage-backed obligations[1] — 38.64%
Fannie Mae 7.00% 2009	$8	$8
Fannie Mae 7.00% 2009	1	1
Fannie Mae 9.00% 2009	4	5
Fannie Mae 7.00% 2010	96	97
Fannie Mae 8.50% 2010	6	6
Fannie Mae 7.00% 2011	15	16
Fannie Mae 9.50% 2011	12	12
Fannie Mae 8.50% 2013	2	2
Fannie Mae 7.00% 2017	155	165
Fannie Mae 10.50% 2018	1,396	1,642
Fannie Mae 12.00% 2019	489	566
Fannie Mae 4.50% 2020	21,748	21,867
Fannie Mae 4.50% 2020	19,885	19,989
Fannie Mae 4.50% 2020	7,008	7,047
Fannie Mae 5.00% 2020	8,206	8,341
Fannie Mae 6.00% 2021	539	557
Fannie Mae 6.00% 2021	429	443
Fannie Mae 6.00% 2021	380	393
Fannie Mae 9.50% 2022	44	50
Fannie Mae 6.00% 2024	36,606	37,679
Fannie Mae 11.021% 2025[2]	3,500	4,114
Fannie Mae 6.00% 2026	2,452	2,524
Fannie Mae 9.50% 2026	280	324
Fannie Mae 6.00% 2027	20,440	20,988
Fannie Mae 6.50% 2027	18,552	19,252
Fannie Mae 6.50% 2027	9,702	10,068
Fannie Mae 6.50% 2027	8,211	8,521
Fannie Mae 8.50% 2027	19	21
Fannie Mae 7.50% 2029	329	357
Fannie Mae 7.50% 2030	43	46
Fannie Mae 7.50% 2030	27	29
Fannie Mae 7.50% 2031	228	248
Fannie Mae 7.50% 2031	85	92
Fannie Mae 7.50% 2031	82	89
Fannie Mae 7.50% 2031	45	48
Fannie Mae 8.00% 2031	2,913	3,197
Fannie Mae 4.344% 2033[2]	2,805	2,839
Fannie Mae 5.50% 2033	14,366	14,508
Fannie Mae 4.473% 2035[2]	4,053	4,160
Fannie Mae 4.50% 2035	31,874	30,509
Fannie Mae 4.50% 2035	5,601	5,361
Fannie Mae 4.50% 2035	3,333	3,190
Fannie Mae 4.50% 2035[2]	2,374	2,436
Fannie Mae 4.561% 2035[2]	3,430	3,517
Fannie Mae 5.50% 2035	9,715	9,796
Fannie Mae 5.50% 2035	5,235	5,283
Fannie Mae 6.50% 2035	48,936	51,109
Fannie Mae 5.43% 2036[2]	7,239	7,462
Fannie Mae 5.50% 2036	11,250	11,326
Fannie Mae 5.50% 2036	347	349
Fannie Mae 5.529% 2036[2]	8,252	8,504
Fannie Mae 6.00% 2036	5,093	5,208
Fannie Mae 6.00% 2036	717	734
Fannie Mae 6.00% 2036	365	374
Fannie Mae 6.50% 2036	33,059	34,527
Fannie Mae 5.422% 2037[2]	13,298	13,645
Fannie Mae 5.50% 2037	6,808	6,822
Fannie Mae 5.50% 2037	4,683	4,693
Fannie Mae 5.684% 2037[2]	3,472	3,576
Fannie Mae 5.871% 2037[2]	5,136	5,326
Fannie Mae 6.00% 2037	9,809	10,031
Fannie Mae 6.00% 2037	5,707	5,836
Fannie Mae 6.00% 2037	5,370	5,491
Fannie Mae 6.00% 2037	4,462	4,564
Fannie Mae 6.00% 2037[3]	2,996	3,044
Fannie Mae 6.00% 2037	1,652	1,690
Fannie Mae 6.037% 2037[2]	1,164	1,190
Fannie Mae 6.058% 2037[2]	3,692	3,820
Fannie Mae 6.173% 2037[2]	1,918	1,980
Fannie Mae 6.356% 2037[2]	14,171	14,672
Fannie Mae 6.50% 2037	15,489	15,998
Fannie Mae 6.50% 2037	13,531	13,959
Fannie Mae 6.50% 2037	10,920	11,279
Fannie Mae 6.50% 2037	9,454	9,765
Fannie Mae 6.50% 2037	6,660	6,920
Fannie Mae 6.50% 2037	6,476	6,689
Fannie Mae 6.50% 2037	6,008	6,230
Fannie Mae 6.50% 2037	2,894	3,005
Fannie Mae 7.00% 2037	14,287	14,894
Fannie Mae 7.00% 2037	12,248	12,753
Fannie Mae 7.00% 2037	10,795	11,240
Fannie Mae 7.00% 2037	8,626	8,992
Fannie Mae 7.00% 2037	5,666	5,973
Fannie Mae 7.00% 2037	3,742	3,941
Fannie Mae 7.00% 2037	2,747	2,863
Fannie Mae 7.00% 2037[3]	2,382	2,479
Fannie Mae 7.00% 2037	1,732	1,805
Fannie Mae 7.00% 2037	1,498	1,560
Fannie Mae 7.00% 2037	764	797
Fannie Mae 7.50% 2037	2,392	2,521
Fannie Mae 7.50% 2037	1,311	1,381
Fannie Mae 5.458% 2038[2]	13,745	14,119
Fannie Mae 5.492% 2038[2]	3,000	3,084
Fannie Mae 6.00% 2038	8,500	8,693
Fannie Mae 6.00% 2038	7,000	7,117
Fannie Mae 6.459% 2047[2]	12,447	12,805
Fannie Mae 6.496% 2047[2]	5,552	5,722
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[3]	27,750	28,316
Fannie Mae, Series 35, Class 2, 12.00% 2018	20	22
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,994	6,016
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	224	245
Fannie Mae, Series 2001-4, Class NA, 11.892% 2025[2]	2,960	3,325
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	755	821
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,830	3,104
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,372	1,440
Fannie Mae, Series 2001-20, Class E, 9.62% 2031[2]	91	103
Fannie Mae, Series 2001-20, Class C, 12.039% 2031[2]	369	424
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	11,061	11,008
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	19,258
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	6,670	5,116
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	5,270	3,922
Fannie Mae, Series 2006-65, Class PF, 3.415% 2036[2]	7,346	7,288
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,215	1,263
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,587	7,772
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,791	4,981
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	34,166	35,660
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,000	1,056
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	734	797
Freddie Mac 7.00% 2008	3	3
Freddie Mac 8.75% 2008	—	—
Freddie Mac 8.50% 2009	10	10
Freddie Mac 8.00% 2012	11	12
Freddie Mac 6.00% 2014	181	188
Freddie Mac 6.00% 2017	622	643
Freddie Mac 8.00% 2017	203	222
Freddie Mac 8.50% 2018	1	1
Freddie Mac 4.50% 2019	8,774	8,800
Freddie Mac 4.50% 2019	1,883	1,889
Freddie Mac 8.50% 2020	170	186
Freddie Mac 8.50% 2021	58	63
Freddie Mac 10.00% 2025	1,287	1,498
Freddie Mac 6.00% 2026	13,886	14,299
Freddie Mac 6.00% 2027	26,210	26,990
Freddie Mac 4.641% 2035[2]	10,233	10,484
Freddie Mac 6.00% 2036	27,470	28,084
Freddie Mac 6.00% 2036	13,815	14,124
Freddie Mac 6.00% 2036	2,535	2,590
Freddie Mac 5.488% 2037[2]	4,960	5,078
Freddie Mac 5.50% 2037	13,596	13,682
Freddie Mac 5.50% 2037	9,997	10,061
Freddie Mac 5.50% 2037	9,777	9,839
Freddie Mac 5.50% 2037	9,718	9,783
Freddie Mac 5.50% 2037	9,030	9,087
Freddie Mac 5.50% 2037	4,966	4,998
Freddie Mac 5.50% 2037	1,982	1,995
Freddie Mac 5.686% 2037[2]	4,998	5,120
Freddie Mac 5.991% 2037[2]	3,047	3,140
Freddie Mac 6.00% 2037	39,038	39,910
Freddie Mac 6.00% 2037	16,213	16,576
Freddie Mac 6.00% 2037	15,845	16,199
Freddie Mac 6.00% 2037	14,829	15,160
Freddie Mac 6.00% 2037	9,663	9,885
Freddie Mac 6.00% 2037	9,000	9,201
Freddie Mac 6.00% 2037	5,715	5,844
Freddie Mac 6.00% 2037	5,503	5,624
Freddie Mac 6.00% 2037	3,945	4,034
Freddie Mac 6.00% 2037	2,968	3,034
Freddie Mac 6.00% 2037	487	498
Freddie Mac 6.057% 2037[2]	2,734	2,819
Freddie Mac 6.289% 2037[2]	4,915	5,013
Freddie Mac 6.354% 2037[2]	3,968	4,103
Freddie Mac 6.416% 2037[2]	4,723	4,876
Freddie Mac 6.50% 2037	4,999	5,163
Freddie Mac 6.50% 2037	2,503	2,588
Freddie Mac 5.00% 2038	40,015	39,399
Freddie Mac 5.50% 2038	19,250	19,373
Freddie Mac 5.50% 2038	17,425	17,537
Freddie Mac 5.50% 2038	12,111	12,191
Freddie Mac, Series 2356, Class GD, 6.00% 2016	5,528	5,754
Freddie Mac, Series 2289, Class NA, 11.968% 2020[2]	1,664	1,894
Freddie Mac, Series 178, Class Z, 9.25% 2021	59	59
Freddie Mac, Series 2289, Class NB, 11.449% 2022[2]	351	405
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,582	1,501
Freddie Mac, Series 1567, Class A, 3.525% 2023[2,3]	62	58
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,932	2,032
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,759	3,908
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	623	652
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,549	4,707
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	9,853	7,835
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	5,170	4,035
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	4,622	3,439
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,004	2,317
Freddie Mac, Series 3156, Class PF, 3.371% 2036[2]	11,701	11,592
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,340	5,480
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,117	7,421
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,418	9,846
Government National Mortgage Assn. 7.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2009	7	7
Government National Mortgage Assn. 9.00% 2009	34	35
Government National Mortgage Assn. 9.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2011	45	47
Government National Mortgage Assn. 7.50% 2011	6	6
Government National Mortgage Assn. 5.50% 2013	36	37
Government National Mortgage Assn. 6.00% 2013	389	403
Government National Mortgage Assn. 6.00% 2014	273	282
Government National Mortgage Assn. 6.00% 2014	170	176
Government National Mortgage Assn. 6.00% 2014	85	88
Government National Mortgage Assn. 6.50% 2014	154	162
Government National Mortgage Assn. 6.50% 2014	145	152
Government National Mortgage Assn. 6.50% 2014	142	149
Government National Mortgage Assn. 6.50% 2014	105	110
Government National Mortgage Assn. 6.50% 2014	102	107
Government National Mortgage Assn. 6.50% 2014	92	97
Government National Mortgage Assn. 6.50% 2014	90	95
Government National Mortgage Assn. 6.50% 2014	80	83
Government National Mortgage Assn. 6.50% 2014	78	81
Government National Mortgage Assn. 6.50% 2014	68	72
Government National Mortgage Assn. 6.50% 2014	12	13
Government National Mortgage Assn. 6.50% 2014	11	12
Government National Mortgage Assn. 5.50% 2016	569	582
Government National Mortgage Assn. 5.50% 2016	418	428
Government National Mortgage Assn. 5.50% 2016	390	399
Government National Mortgage Assn. 5.50% 2016	390	399
Government National Mortgage Assn. 5.50% 2016	326	334
Government National Mortgage Assn. 5.50% 2016	312	319
Government National Mortgage Assn. 5.50% 2016	289	295
Government National Mortgage Assn. 5.50% 2016	284	290
Government National Mortgage Assn. 5.50% 2016	235	241
Government National Mortgage Assn. 5.50% 2016	196	201
Government National Mortgage Assn. 5.50% 2016	176	180
Government National Mortgage Assn. 5.50% 2016	167	171
Government National Mortgage Assn. 5.50% 2016	133	136
Government National Mortgage Assn. 5.50% 2016	111	114
Government National Mortgage Assn. 5.50% 2016	73	75
Government National Mortgage Assn. 6.00% 2016	801	829
Government National Mortgage Assn. 6.50% 2016	415	434
Government National Mortgage Assn. 6.50% 2016	372	389
Government National Mortgage Assn. 9.00% 2016	54	61
Government National Mortgage Assn. 5.50% 2017	3,637	3,722
Government National Mortgage Assn. 5.50% 2017	2,826	2,892
Government National Mortgage Assn. 10.00% 2019	951	1,104
Government National Mortgage Assn. 8.50% 2021	55	61
Government National Mortgage Assn. 8.50% 2021	12	14
Government National Mortgage Assn. 10.00% 2021	344	403
Government National Mortgage Assn. 8.50% 2022	19	20
Government National Mortgage Assn. 8.50% 2022	18	20
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 6.00% 2035	28	29
Government National Mortgage Assn. 5.50% 2036	4,919	5,012
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,145
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,002
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,094
		1,345,368

Collateralized mortgage-backed obligations (privately originated)[1] — 4.86%
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	8,579	8,500
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,753	1,736
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[2]	3,012	2,981
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 1-A1, 5.55% 2037[2]	9,623	9,526
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.878% 2037[2,3]	10,164	9,858
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037[3]	3,250	2,751
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037[3]	16,345	13,894
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	7,986	7,872
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	8,382	8,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.908% 2037[2]	1,898	1,802
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.995% 2037[2,3]	4,608	4,101
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.996% 2037[2,3]	9,588	8,246
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	3,298	3,159
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037	1,942	1,856
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.875% 2047[2,3]	5,405	5,005
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.96% 2047[2]	4,501	4,072
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-4, 4.75% 2018	4,267	4,206
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-5, 5.00% 2018	8,228	8,153
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	9,455	9,366
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,315	2,305
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	9,574	7,181
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	6,115	6,027
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,430	5,407
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,191	5,143
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	4,717	4,697
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,617	4,527
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.136% 2036[2,3]	4,758	4,330
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	4,283	3,212
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,706	2,653
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	2,876	2,157
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.102% 2047[2,3]	1,876	1,821
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,859	1,636
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,487	1,458
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	952	931
Paine Webber CMO, Series O, Class 5, 9.50% 2019	207	233
		169,106

Commercial mortgage-backed securities[1] — 3.80%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,946
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,964
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,755
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,481
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,889
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[2]	2,000	1,973
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,277
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,156
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,537
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,527
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,960
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,835	2,768
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	1,965
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,045
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,798
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.554% 2039[2]	4,800	4,680
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	2,000	1,752
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	8,000	7,447
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.34% 2044[2]	6,750	6,345
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.34% 2044[2]	5,000	4,839
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	10,750	10,294
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	235	236
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2,3]	11,000	9,184
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[2]	5,000	4,899
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.773% 2042[2]	2,455	2,410
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,500	5,268
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,312	1,342
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[2]	3,000	2,900
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,932
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,885
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,759
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,790
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	968
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	821
		132,515

MORTGAGE-BACKED OBLIGATIONS — Other mortgage-backed securities[1] — 0.07%
Bank of America 5.50% 2012[4]	2,130	2,291

Total mortgage-backed obligations		1,649,280

U.S. TREASURY BONDS & NOTES — 36.06%
U.S. Treasury 4.75% 2008	1,625	1,659
U.S. Treasury 3.25% 2009	6,150	6,328
U.S. Treasury 3.875% 2009[3,5]	2,113	2,202
U.S. Treasury 4.00% 2010	49,500	51,836
U.S. Treasury 5.75% 2010	11,435	12,537
U.S. Treasury 6.50% 2010	10,000	10,927
U.S. Treasury 2.375% 2011[3,5]	5,794	6,276
U.S. Treasury 4.50% 2011	6,750	7,323
U.S. Treasury 4.50% 2011	5,150	5,542
U.S. Treasury 4.625% 2011[6]	59,750	65,179
U.S. Treasury 3.00% 2012[3,5]	30,081	34,009
U.S. Treasury 3.875% 2012	8,700	9,244
U.S. Treasury 4.25% 2012	119,345	128,743
U.S. Treasury 4.625% 2012[6]	42,375	46,245
U.S. Treasury 3.875% 2013	2,500	2,659
U.S. Treasury 4.25% 2013	143,557	155,401
U.S. Treasury 2.00% 2014[3,5]	18,273	19,858
U.S. Treasury 4.00% 2014	19,250	20,566
U.S. Treasury 4.25% 2014	15,000	16,202
U.S. Treasury 4.25% 2014	6,300	6,794
U.S. Treasury 1.875% 2015[3,5]	24,648	26,596
U.S. Treasury 11.25% 2015	41,765	62,967
U.S. Treasury 5.125% 2016	157,000	176,992
U.S. Treasury 2.375% 2017[3,5]	27,236	30,458
U.S. Treasury 4.625% 2017	39,200	42,667
U.S. Treasury 8.875% 2017	39,000	55,447
U.S. Treasury 8.125% 2019	25,000	34,805
U.S. Treasury 8.50% 2020	25,750	36,967
U.S. Treasury 7.875% 2021	16,500	22,847
U.S. Treasury 8.00% 2021	600	845
U.S. Treasury 6.25% 2023	20,745	25,510
U.S. Treasury 7.125% 2023	20,000	26,481
U.S. Treasury 2.375% 2025[3,5]	4,151	4,554
U.S. Treasury 5.25% 2029	7,250	8,091
U.S. Treasury 6.25% 2030	6,000	7,579
U.S. Treasury 5.375% 2031	3,000	3,419
U.S. Treasury 3.375% 2032[3,5]	2,615	3,506
U.S. Treasury 4.50% 2036	39,625	40,139
U.S. Treasury 5.00% 2037	13,325	14,608
U.S. Treasury Principal Strip 0% 2014	11,000	9,107
U.S. Treasury Principal Strip 0% 2014	1,250	1,059
U.S. Treasury Principal Strip 0% 2014	1,250	1,046
U.S. Treasury Principal Strip 0% 2019	10,000	6,387
U.S. Treasury Principal Strip 0% 2037	15,250	4,099
		1,255,706

FEDERAL AGENCY BONDS & NOTES — 9.28%
Freddie Mac 6.625% 2009	2,570	2,741
Freddie Mac 5.25% 2011	111,285	119,759
Freddie Mac 4.50% 2014	9,000	9,442
Freddie Mac 5.25% 2016	12,000	12,943
Freddie Mac 5.50% 2016	7,000	7,674
Freddie Mac 5.50% 2017	9,000	9,867
Fannie Mae 5.446% 2009[2]	1,730	1,737
Fannie Mae 6.00% 2011	12,000	13,168
Fannie Mae 6.125% 2012	10,000	11,144
Fannie Mae 3.625% 2013	14,000	14,178
Fannie Mae 5.25% 2016	5,000	5,394
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	7,144
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,738
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	16,310	17,509
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,820
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	11,221	11,435
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,632	2,722
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,339	1,400
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	4,077	4,323
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	8,203	8,278
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,986
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,611
Federal Home Loan Bank 2.35% 2008[2]	10,405	10,405
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	5,236	5,460
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,202	2,399
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,208
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,433	1,540
		323,025

ASSET-BACKED OBLIGATIONS[1] — 4.03%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	6,000	5,997
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,500	2,093
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 3.261% 2014[2]	10,000	9,017
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,812	2,741
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	5,000	4,537
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,940
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	5,500	5,393
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	9,855
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,000	9,489
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 3.151% 2013[2,4]	5,500	5,243
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 3.171% 2015[2,4]	2,000	1,860
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3,4]	7,000	6,618
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	1,340	1,340
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	5,083	4,914
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,4]	6,578	6,221
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,572
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	5,500	5,491
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	5,094
Capital One Auto Finance Trust, Series 2007-A, Class A-3-A, AMBAC insured, 5.25% 2011	5,000	4,859
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2,3]	4,000	2,800
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	2,107	2,058
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,779
CWABS Asset-backed Certificates Trust, Series 2007-9, Class 2-A-3, 3.315% 2047[2]	5,965	4,494
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	209
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2019[3]	3,000	2,971
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	620
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[2]	4,000	3,711
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,000	3,072
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	3,009
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	2,986
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2,3]	5,500	2,841
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,000	2,752
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	2,000	1,905
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012[3]	2,000	1,905
Argent Securities Trust, Series 2006-W3, Class A-2C, 3.315% 2036[2]	2,000	1,673
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	395	409
		140,468

Total bonds & notes (cost: $3,305,387,000)		3,368,479

Short-term securities — 5.56%

Federal Home Loan Bank 2.00%–2.95% due 3/3–3/26/2008	119,750	119,592
Freddie Mac 2.95% due 3/24/2008	50,000	49,897
Federal Farm Credit Banks 2.73% due 3/17/2008	24,100	24,069

Total short-term securities (cost: $193,573,000)		193,558

Total investment securities (cost: $3,498,960,000)		3,562,037
Other assets less liabilities		(79,988)

Net assets		$3,482,049

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $267,999,000.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,687,000, which represented 2.72% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-0408O-S10876

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2008